Transactions With Related Parties, Central Tankers Chartering Inc (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 22, 2022	Jan. 06, 2021
Transactions with Related Parties [Abstract]
Revenues	$ 86,127	$ 82,949	$ 80,656
Related Party [Member]
Transactions with Related Parties [Abstract]
Revenues	$ 8,967	8,943	7,294
Related Party [Member] | CTC [Member]
Transactions with Related Parties [Abstract]
Term of time charter	15 years			5 years
Charter rate per day				$ 24,500	$ 32,450
Optional term to extend time charter	2 years
Charter rate per day in first optional year					33,950
Charter rate per day in second optional year					$ 35,450
Revenues	$ 8,967	8,943	$ 7,294
Due from related parties	$ 0	$ 0